Basis of Preparation - Impact of changes in accounting principles	6 Months Ended
Jun. 30, 2021
Basis of Preparation of Financial Statements - Impact of changes in accounting principles [Abstract]
Disclosure of changes in accounting policies [text block]
Basis of preparation/impact of changes in accounting principles
The consolidated interim financial statements of Deutsche Bank Aktiengesellschaft , Frankfurt am Main and its subsidiaries (collectively the “Group”, “Deutsche Bank” or “DB”) for the six-month period ended June 30, 2021 are stated in euros, the presentation currency of the Group. It has been prepared based on the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated interim financial statements take particular account of the requirements of IAS 34 relating to interim financial reporting.
For purposes of the Group’s primary financial reporting outside the United States, the Group prepares its consolidated interim financial statements in accordance with IFRS as endorsed by the EU. For purposes of the Group’s consolidated interim financial statements prepared in accordance with IFRS as endorsed by the EU, the Group applies fair value hedge accounting for portfolio hedges of interest rate risk (fair value macro hedges) in accordance with the EU carve out version of IAS 39. The purpose of applying the EU carve out version of IAS 39 is to align the Group’s hedge accounting approach with its risk management practice and the accounting practice of its major European peers. Under the EU carve out version of IAS 39, fair value macro hedge accounting may be applied to core deposits and hedge ineffectiveness is only recognized when the revised estimate of the amount of cash flows in scheduled time buckets falls below the original designated amount of that bucket. If the revised amount of cash flows in scheduled time buckets is more than the original designated amount then there is no hedge ineffectiveness. Under IFRS as issued by the IASB, hedge accounting for fair value macro hedges cannot be applied to core deposits. In addition, under IFRS as issued by the IASB hedge ineffectiveness arises for all fair value macro hedge accounting relationships whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less than the original designated amount of that bucket.
For the three-month period ended June 30, 2021 , the application of the EU carve out version of IAS 39 had a negative impact of € 5 million on profit before tax and of € 9 million on profit after tax. For the same time period in 2020 the application of the EU carve out had a negative impact of € 55 million on profit before taxes and of € 23 million on profit post taxes. For the six-month period ended June 30, 2021, the application of the EU carve out version of IAS 39 had a negative impact of € 321 million on profit before tax and of € 216 million on profit after tax. For the same time period in 2020 the application of the EU carve out had a positive impact of € 77 million on profit before taxes and of € 47 million on profit post taxes. The Group’s regulatory capital and ratios thereof are also reported on the basis of the EU carve out version of IAS 39. The impact on profit also impacts the calculation of the CET1 capital ratio and had a negative impact of below 1 basis point as of both the three-month period ended June 30, 2021 and the three-month period ended June 30, 2020. For the six-month period ended June 30, 2021, application of the EU carve out had a negative impact on the CET1 capital ratio of about 6 basis points and a positive impact of about 1 basis point for the six-month period ended June 30, 2020.
The Group’s consolidated interim financial statements are unaudited and include the consolidated balance sheet as of June 30, 2021, the related consolidated statements of income, comprehensive income, changes in equity and cash flows for the six-month period ended June 30, 2021 as well as other information (e.g. Basis of preparation/impact of changes in accounting principles).
The Group’s consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements of Deutsche Bank for the year ended December 31, 2020, for which the same accounting policies, critical accounting estimates and changes in accounting estimates have been applied with the exception of the newly adopted accounting pronouncements outlined in section “Recently adopted accounting pronouncements”.
The preparation of financial information under IFRS requires management to make estimates and assumptions for certain categories of assets and liabilities. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from management’s estimates, especially in relation to the COVID-19 pandemic, and the results reported should not be regarded as necessarily indicative of results that may be expected for the entire year.

Recently Adopted and New Accounting Pronouncements [text block]
Recently adopted accounting pronouncements
The following are those accounting pronouncements which are relevant to the Group and which have been newly applied in the first six months of 2021.
Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
On January 1, 2021, the Group adopted amendments to IFRS 9, “Financial Instruments”, IAS 39, “Financial Instruments: Recognition and Measurement“, IFRS 7, “Financial Instruments: Disclosures”, IFRS 4, “Insurance Contracts” and IFRS 16, “Leases” as Phase 2 of the IASB’s project addressing the potential effects from the reform of the Interbank Offered Rate (“IBOR”) on financial reporting. The Group adopted Phase 1 requirements on January 1, 2019. Although the path for IBOR transition is well progressed (including the timeline of IBOR cessation and for some contracts the replacement rate and spread adjustment), some uncertainties still remain such that the Phase 1 related reliefs continue to apply.
The amendments in Phase 2 deal with replacement issues, therefore, they address issues that might affect financial reporting when an existing interest rate benchmark is actually replaced. This includes modification of financial assets, financial liabilities and lease liabilities as well as specific hedge accounting requirements. The amendments introduce a practical expedient for modifications required by the reform (modifications required as a direct consequence of the IBOR reform and made on an economically equivalent basis). These modifications are accounted for by updating the effective interest rate. All other modifications are accounted for using the current IFRS requirements. A similar practical expedient is introduced for lessee accounting applying IFRS 16, whereby when assessing the lease modification due to IBOR reform the discount rate used in calculating the revised carrying value of the lease liability is amended for the change in the benchmark rate only. In addition, under the amendments hedge accounting is not discontinued solely because of the IBOR reform. Hedging relationships (and related documentation) must be amended to reflect modifications to the hedged item, hedging instrument and hedged risk. Amended hedging relationships should meet all qualifying criteria to apply hedge accounting, including effectiveness requirements. The amendments also require additional disclosures that allow users to understand the nature and extent of risks arising from the IBOR reform to which the entity is exposed to and how the entity manages those risks. In addition, the entity’s progress in transitioning from IBORs to alternative benchmark rates, and how the entity is managing this transition requires disclosure.
The Group established a Group-wide IBOR & EU Benchmark Regulation transition program in 2018, aimed at managing a smooth transition from LIBOR and other IBORs to the new Risk-free Rates (RFRs). The program is sponsored by the Chief Financial Officer and has senior representation from each division, region and infrastructure functions. The program has been focused on identifying and quantifying exposures to various interest rate benchmarks, providing the capability to trade products referencing alternative RFRs and evaluating existing contracts that reference IBORs. Progress updates are provided monthly to the Group’s IBOR Transition Steering Committee and the CFO. Oversight of the program to prepare for the transition has been a major focus along with activities across all three lines of defense to minimize risk and disruption to customers.
The Group has significant exposure to IBORs predominantly in financial instruments and many of these contracts mature after 2021. The Group’s exposures from derivatives results from transactions that are entered into in order to make markets for its clients and hedge its risks as well as from loans and deposits, bonds and securitizations. The Group has detailed plans, processes and procedures in place to support the transition by their planned cessation date.
As part of the program, the Group has undertaken a comprehensive risk assessment which is refreshed regularly and has identified key inherent risks and mitigating actions. Key risks include business strategic risk, legal and compliance risk, conduct risk, liquidity risk, market risk, credit risk, operational risk, transition risk, model risk, accounting, financial reporting and tax risk, information security and technology transformation risk.
The Group continues to implement plans, aiming to mitigate the risks associated with the expected discontinuation of IBOR-referenced benchmark interest rates, including LIBOR. In this regards, the Group:
  – has reviewed, or is in the process of reviewing, the fallback language for LIBOR-linked instruments including the development of a new framework introduced to quantify the potential impact of positions difficult to transition, referred to as “tough legacy”;
  – has active cross functional and advocacy channels to ensure continued appropriate offering of RFR linked products to clients and gauge their adoption appetite in RFR related products. A Conduct Risk Advisory forum was initiated in the beginning of 2020, aiming to discuss and review all conduct risks types (including new risks and current plan) relevant for the IBOR transition;
  – continues to engage with regulators, standard setters and industry groups in relation to the additional items for which relief is being considered;
  – plan and implement the transition of its interest rate risk hedge accounting programs to the risk free rates.
The Group continues to develop infrastructure improvements and assess potential transition risk impacts alongside relevant stress scenarios. Where possible, the Group is proactively using the most effective fallback language available when conducting new transactions.
Although the Group has significant exposure to IBORs predominantly in financial instruments, the amendments did not have a material impact on transition on the Group’s consolidated financial statements.
As the industry transitions from IBOR to RFR, market liquidity is expected to reduce in IBOR based financial instruments and to increase in RFR based financial instruments. The valuation of financial instruments is accordingly expected to be derived with reference to RFRs. This is not expected to have a material impact on the Group’s consolidated income statement. In some jurisdictions and in some currencies there are multiple reference rates emerging that may be adopted in certain financial instruments. The Group examines these reference rates and will monitor market developments over time.
IFRS 4 “Insurance Contracts”
On January 1, 2021, the Group adopted amendments to IFRS 4 “Insurance Contracts” which extend the temporary exemption to apply IFRS 9 to annual periods beginning on or after January 1, 2023. The amendments did not have a material impact on the Group’s consolidated financial statements.
New accounting pronouncements
The following accounting pronouncements were not effective as of June 30, 2021 and therefore have not been applied in the first six months of 2021.
IFRS 17 “Insurance Contracts”
In May 2017, the IASB issued IFRS 17, “Insurance Contracts”, which establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. IFRS 17 replaces IFRS 4 which has given companies dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 solves the comparison problems created by IFRS 4 by requiring all insurance contracts to be accounted for in a consistent manner, benefiting both investors and insurance companies. Insurance obligations will be accounted for using current values – instead of historical cost. The information will be updated regularly, providing more useful information to users of financial statements. IFRS 17 is effective for annual periods beginning on or after January 1, 2023. Based on the Group’s current business activities it is expected that IFRS 17 will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.
In June 2020, the IASB issued amendments to IFRS 17 “Insurance Contracts” that address concerns and implementation challenges that were identified after IFRS 17 was published in 2017. The amendments are effective for annual periods beginning on or after January 1, 2023 with early adoption permitted. These amendments have yet to be endorsed by the EU.
IFRS 16 “Leases”
In March 2021, the IASB issued amendments to IFRS 16 “Leases” that extend the previously provided exemption for lessees from assessing whether a COVID-19-related rent concession is a lease modification to rent concessions for which any reduction in lease payments affects only payments originally due on or before June 30, 2022 (rather than only payments originally due on or before June 30, 2021). The amendments are effective for annual periods beginning on or after April 1, 2021 with early adoption permitted including financial statements not yet authorized for issue at March 31, 2021. The amendment is also available for interim reports. The amendments will not have any impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.
IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”
In May 2020, the IASB issued amendments to IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” to clarify what costs an entity considers in assessing whether a contract is onerous. The amendments specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts. The amendments are effective for annual periods beginning on or after January 1, 2022 with early adoption permitted. The amendments will not have a material impact on the Group’s consolidated financial statements.
IAS 12 “Income Taxes”
In May 2021, the IASB issued amendments to IAS 12 “Income Taxes”. They change the deferred tax treatment related to assets and liabilities in a single transaction such that they introduce an exemption from the initial recognition exemption provided in IAS 12.15(b) and IAS 12.24. Accordingly, the initial recognition exemption does not apply to transactions in which both deductible and taxable temporary differences arise on initial recognition that result in the recognition of equal deferred tax assets and liabilities. The amendments will be effective for annual periods beginning on or after January 1, 2023 with early adoption permitted. The amendment will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.
IAS 1 “Presentation of Financial Statements”
In January 2020 and July 2020, the IASB issued amendments to IAS 1 “Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current”. They clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period. The amendments also clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability and make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendments will be effective for annual periods beginning on or after January 1, 2023 with early adoption permitted. The amendment will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.
Improvements to IFRS 2018-2020 Cycles
In May 2020, the IASB issued amendments to multiple IFRS standards, which resulted from the IASB’s annual improvement project for the 2018-2020 cycles. This comprises amendments that result in accounting changes for presentation, recognition or measurement purposes as well as terminology or editorial amendments related to IFRS 1 “First-time Adoption of International Financial Reporting Standards”, IFRS 9 “Financial Instruments”, IFRS 16 “Leases” and IAS 41 “Agriculture”. The amendments to IFRS 9 clarify which fees an entity includes when assessing whether to derecognize a financial liability. The amendments will be effective for annual periods beginning on or after January 1, 2022 with early adoption permitted. The amendments will not have a material impact on the Group’s consolidated financial statements.
Business segments
Commencing from first quarter of 2021, Corporate Bank reports revenues in three categories: Institutional Client Services, Corporate Treasury Services and Business Banking. Institutional Client Services comprises of Cash Management for Institutional clients, Trust and Agency Services, as well as Securities Services, all of which were previously reported under “Global Transaction Banking’. Corporate Treasury Services provides the full suite of Trade Finance and Lending, as well as Corporate Cash Management for large and mid-sized corporate clients, previously reported under ‘Global Transaction Banking’ and ‘Commercial Banking Germany’. Business Banking – previously reported under ‘Commercial Banking Germany’ - covers small corporates and entrepreneur clients and offers a largely standardized product suite. In addition, based on management decisions during the reporting period further divisional changes were introduced. The prior year segmental information is presented in the current structure.
Commencing from the second quarter of 2021, Investment Bank presents CLO recovery gains and losses in its revenue category “Other”. Previously these gains and losses were presented in “FIC Sales & Trading” and “Origination & Advisory”. Prior period data has been reclassified.